Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)
Schedule of Intangible Assets, Net [Abstract]
Software	$ 1,277,753	$ 163,586	$ 1,277,753
Less: accumulated amortization	(1,277,753)	(163,586)	(1,165,704)
Intangible assets, net			$ 112,049